Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (15,512,000)	$ (9,248,000)
Gross Deferred Tax Assets	664,000	3,745,000
Less Valuation Allowance	(6,264,000)	(3,745,000)
Total Deferred Tax Assets - Net	$ 0	$ 0